Estimated Future Benefit Payments of Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Domestic
Defined Benefit Plan Disclosure [Line Items]
2015	¥ 7,079
2016	7,317
2017	7,681
2018	8,756
2019	10,030
2020 to 2024	56,105
Foreign
Defined Benefit Plan Disclosure [Line Items]
2015	2,683
2016	2,694
2017	2,720
2018	2,744
2019	2,762
2020 to 2024	¥ 14,151